Selected Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Quarterly Financial Information Disclosure [Abstract]
Total Income	$ 132,872	$ 133,735	$ 135,063	$ 135,124	$ 135,339	$ 129,300	$ 132,630	$ 132,741	$ 536,793	$ 530,553	$ 533,697
Interest expense	30,056	29,495	28,738	28,255	28,486	28,735	28,750	30,558	116,544	117,072	128,077
Net interest income	102,816	104,240	106,325	106,869	106,853	100,565	103,880	102,183	420,249	413,481	405,620
Provision (release) for loan losses	(3,100)	(1,650)	(1,500)	0	219	(1,932)	(3,949)	(5,500)	(6,250)	(11,162)	(15,401)
Other operating income (including REO gain (loss), net)	14,830	15,573	14,623	12,055	16,719	14,999	12,314	5,695
Other operating expense	55,407	56,305	59,226	64,509	57,208	56,719	57,324	53,600	235,447	224,851	204,009
Income before income taxes	65,339	65,158	63,222	54,415	66,145	60,777	62,819	59,778	248,134	249,519	244,928
Income tax expense	21,115	22,154	21,499	19,317	23,647	21,727	22,458	21,371	84,085	89,203	87,564
NET INCOME	$ 44,224	$ 43,004	$ 41,723	$ 35,098	$ 42,498	$ 39,050	$ 40,361	$ 38,407	$ 164,049	$ 160,316	$ 157,364
Basic earnings per share (in dollars per share)	$ 0.49	$ 0.47	$ 0.45	$ 0.38	$ 0.46	$ 0.41	$ 0.42	$ 0.39	$ 1.79	$ 1.68	$ 1.56
Diluted earnings per share (in dollars per share)	0.49	0.47	0.45	0.38	0.45	0.41	0.42	0.39	1.78	1.67	1.55
Cash dividends per share (in dollars per share)	$ 0.14	$ 0.14	$ 0.14	$ 0.13	$ 0.13	$ 0.13	$ 0.13	$ 0.15	$ 0.55	$ 0.54	$ 0.41